2. Investment securities, Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	$ 14,663	$ 3,999
Less than 12 Months, Unrealized Losses	84	6
12 Months or More, Fair Value	14,758	28,336
12 Months or More, Unrealized Losses	210	426
Total, Fair Value	29,421	32,335
Total, Unrealized Losses	294	432
Mortgage-backed securities
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	7,891	436
Less than 12 Months, Unrealized Losses	45	1
12 Months or More, Fair Value	0	2,963
12 Months or More, Unrealized Losses	0	51
Total, Fair Value	7,891	3,399
Total, Unrealized Losses	45	52
U.S. Government sponsored enterprises
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	3,074	2,996
Less than 12 Months, Unrealized Losses	13	4
12 Months or More, Fair Value	10,828	9,850
12 Months or More, Unrealized Losses	142	132
Total, Fair Value	13,902	12,846
Total, Unrealized Losses	155	136
State and political subdivisions
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	2,198	567
Less than 12 Months, Unrealized Losses	4	1
12 Months or More, Fair Value	3,930	14,998
12 Months or More, Unrealized Losses	68	225
Total, Fair Value	6,128	15,565
Total, Unrealized Losses	72	226
Corporate bonds
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	1,500	0
Less than 12 Months, Unrealized Losses	22	0
12 Months or More, Fair Value	0	525
12 Months or More, Unrealized Losses	0	18
Total, Fair Value	1,500	525
Total, Unrealized Losses	$ 22	$ 18